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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mondrian Investment Partners Ltd
Address: 3rd Floor, 80 Cheapside
         London, United Kingdom
         ___________________________

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John L. Barrett
Title: Chief Compliance Officer
Phone: +44 207 477 7000

Signature, Place, and Date of Signing:


 /s/ John L. Barrett              London, United Kingdom      14 November 2005
-----------------------------     ----------------------      ----------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-_________________        ________________________________________________
    [Repeat as necessary.]


                                        9


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:    $1,280,972
                                       --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number            Name

      _____       28-______________________       ______________________________

      [Repeat as necessary.]








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
Column 1                               Column 2    Column 3    Column 4        Column 5       Column 6    Column 7        Column 8
--------                               --------    --------    --------        --------       --------    --------        --------
                                                                                                                           VOTING
                                                                                                                          AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                      TITLE OF                 VALUE       SHRS OR  SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER                        CLASS        CUSIP       (X$1000)    PRN AMT  PRN CALL DISCRETION   MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
A.F.P. Provida SA                     ADR        00709P108   $  9,382.76    316,878          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc                       Com        013104104   $    102.60      4,000          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                             Com        013817101   $     90.35      3,700          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                           Com        020039103   $     91.15      1,400          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
American Express Co                   Com        025816109   $     86.16      1,500          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc Com Stk US$1   Com        035229103   $    107.17      2,490          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Banco Latino Americano                Com        P16994132   $ 49,958.56  2,942,200          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile SA              ADR        05965X109   $ 96,821.09  2,207,000          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Bank Of America Corp Com USD0.01      Com        060505104   $    117.88      2,800          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Cemex SA                              Spon ADR   151290889   $ 68,369.91  1,307,264          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp USD0.75                  Com        166764100   $    148.88      2,300          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Chunghwa Telecom                      ADR        17133Q205   $ 73,193.07  3,954,245          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional SA-SP        ADR        20440W105   $  4,885.49    210,400          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale do Rio Doce                  Pref ADR   204412100   $ 78,475.17  2,012,700          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                         Com        172967101   $    127.46      2,800          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co Com Stk US$0.63   Com        369604103   $    118.72      3,526          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Surest        ADR        40051E202   $ 39,341.40    986,000          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
International Paper Company USD1      Com        460146103   $     56.62      1,900          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                          Spon ADR   50049M109   $    171.83      2,900          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corporation      ADR        500631106   $  6,114.77    345,272          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
KT Corporation                        ADR        48268K101   $ 98,841.11  4,392,938          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp Com US$0.01                 Com        55262L100   $    128.13      5,200          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp                 Com        58551A108   $    163.05      5,100          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                        Com        594918104   $    133.80      5,200          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems                    ADR        607409109   $ 84,768.98  2,083,800          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter            Com        617446448   $    118.67      2,200          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index Fund                  Index Fund 464287465   $  1,127.14     19,400          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                    Com        68389X105   $     81.84      6,600          SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.              ADR        71654V101   $141,292.48   2,206,316         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                            Com        717081103   $    119.86       4,800         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
POSCO ADR'S Rep 1/4 Ord               Com        693483109   $203,458.59   3,597,217         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Telefonica De Espana                  ADR        879382208   $    185.84       3,768         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Telefonos De Mexico                   ADR        879403780   $113,734.94   5,347,200         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
The Boeing Company USD5               Com        097023105   $    101.93       1,500         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc B Shares                   B Shares   925524308   $    115.54       3,500         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel           ADR        92906P106   $116,484.44   8,692,869         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                 Com        983024100   $    101.79       2,200         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA                     ADR       40049J2063   $ 72,570.52   1,012,000         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing    ADR       0002330008   $ 19,682.33   2,451,100         SOLE          NONE          SHARED
------------------------------------------------------------------------------------------------------------------------------------
                                                           $1,280,972.00

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